Subordinated loans	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Subordinated loans	18 Subordinated loans

Subordinated loans
In EUR million	2023	2022
Subordinated loans	15,401	15,786
Subordinated loans are bonds issued by ING Groep N.V. and ING Bank N.V. to raise Tier 1 and Tier 2 (CRD IV eligible) capital. Under IFRS these bonds are classified as liabilities and for regulatory purposes, they are considered capital.
In 2023 ING Groep N.V. issued in February EUR 500 million 5.00% Fixed Rate Subordinated Tier 2 Notes, GBP
750 million  6.25% Fixed Rate Subordinated Tier 2 Notes and USD 1 billion 7.50% Perpetual AT1 Contingent
Convertible Capital Securities.
In 2023 ING Groep N.V. redeemed in March  USD 1,250 million 4.70% Fixed Subordinated Tier 2 notes, in April
EUR 1 billion 3.00% Fixed Subordinated Tier 2 notes on the first call dates.
In 2023 ING Bank N.V. redeemed in September USD 810 million 5.80% Fixed Rate Subordinated Tier 2 notes.
Reference is made to Note 32 'Changes in liabilities arising from financing activities' for further information on issuances and redemptions.
The average interest rate on subordinated loans is 4.44% (2022: 4.01%). The interest expense during the year 2023 was EUR 708 million (2022: EUR 648 million).